Schedule of Investments (a)

December 31, 2023

Corporate Bonds & Notes - 80.26%
Name of Issuer	Principal	Value
Aerospace / Defense - 4.02%
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	$5,000,000	$5,470,305

Building Products - 6.60%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,509,620
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,477,265
		8,986,885

Chemicals - 3.22%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,388,905

Coal - 0.56%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	870,330	757,187

Drug Stores - 0.52%
Rite Aid Corp., 8%, 11/15/26 (c) (e)	1,012,000	713,103

Energy/Natural Resources - 8.36%
Buckeye Partners LP, 4.35%, 10/15/24	5,000,000	4,899,885
CNX Resources, Corp., 7.25%, 3/14/27 (c)	919,000	927,155
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	4,573,610
Range Resources Corp., 4.875%, 5/15/25	1,000,000	987,660
		11,388,310

Food Processing - 1.27%
B&G Foods, Inc., 5.25%, 4/01/25	1,754,000	1,727,085

Gaming - 3.65%
Wynn Las Vegas LLC, 5.5%, 3/01/25 (c)	5,000,000	4,973,960

Homebuilders - 3.80%
KB Home, 7.25%, 7/15/30	5,000,000	5,174,245

Industrial Servicing / Manufacturing - 5.09%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	490,050
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27 (c)	5,500,000	5,720,000
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	721,693
		6,931,743

Metals & Mining - 3.33%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,533,750

Oil & Gas Drilling - 5.50%
Parker Drilling Co., 13%, 9/26/25 (d)	2,687,479	2,606,854
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,876,250
		7,483,104

Pipeline - 3.64%
NuStar Energy LP, 5.75%, 10/01/25	5,000,000	4,962,500

Real Estate - 3.20%
Five Point Operating Co. LP, 7.875%, 11/15/25 (c)	4,395,000	4,351,050

Retail Food Chains - 4.37%
Brinker International, Inc., 5%, 10/01/24 (c)	6,000,000	5,947,500

Retail General - 3.99%
G-III Apparel Group LTD, 7.875%, 8/15/25 (c)	5,430,000	5,430,000

Technology - 7.06%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	911,559
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,788,864
Western Digital Corp., 4.75%, 2/15/26	5,000,000	4,907,090
		9,607,513

Tobacco - 8.70%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	6,832,775
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,011,350
		11,844,125

Wireless Telecom - 3.38%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	4,608,720

Total Corporate Bonds & Notes — (cost -$110,672,478)		$109,279,990

GDP-Linked Bonds - 0.96%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of Argentina's GDP), 12/15/35 (e)	$34,386,574	$1,313,567
Total GDP-Linked Bonds — (cost—$1,423,421)		$1,313,567

Common Stock - 12.23%	Number of
Name of issuer	Shares	Value
Chemicals - 2.12%
Ingevity Corp. (e)	602	$28,426
NL Industries, Inc.	510,200	2,862,222
		2,890,648

Coal - 0.06%
Westmet Group Holdings (d) (e)	22,614	39,575
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,416	33,625
		73,200

Electrical Utility - 0.00%
Homer City Holdings, LLC (d) (e)	221,338	0

Energy / Natural Resources - 0.48%
SilverBow Resources, Inc. (e)	5,058	147,087
Talos Energy, Inc. (e)	35,718	508,267
		655,354

Food Processing - 4.26%
Viskase Cos., Inc. (e)	3,052,635	5,800,007

Metals & Mining - 4.12%
American Gilsonite (b) (d) (e)	1,597,765	5,279,016
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	333,860
		5,612,876

Oil & Gas Drilling - 0.98%
Key Energy Services, Inc. (e)	129	2
Parker Drilling Co. (e)	140,471	1,334,475
		1,334,477

Packaging & Container - 0.11%
Westrock Co.	3,626	150,552

Transportation - 0.10%
Getlink SA (France)	7,349	134,707

Total Common Stock — (cost—$41,838,413)		$16,651,821

Preferred Stock - 4.09%	Number of
Name of issuer	Shares	Value
Energy / Natural Resources - 4.09%
Equitrans Midstream Corp. PFD, 9.75%, Perpetual	250,000	$5,562,500
Total Preferred Stock — (cost—$5,500,000)		$5,562,500

Repurchase Agreement - %
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.60% dated 12/29/2023, to be repurchased at $2,066,740 on 1/02/2024 (f)
Total Repurchase Agreement - (cost - $2,066,372)	$2,066,372	$2,066,372

Total Investments - 99.06% (cost—$161,500,684)		$134,874,250

Net Other Assets and Liabilities - 0.94%		1,278,139

Net Assets - 100%		$136,152,389

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings.
(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of December 31, 2023 was $5,612,876 which represents 4.12% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $73,847,484 which represents 54.24% of total net assets. These securities are generally deemed liquid.
(d)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid. The aggregate market value of restricted securities as of December 31, 2023 was $9,050,117 which represents x.xx% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$3,294,709
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. 13% 9/26/25	3/27/2019	$2,485,714
Westmoreland Mining Holdings Co. 8% 11/4/30	5/4/2023	$780,787
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(e)	Non-income producing security.
(f)	Acquired on December 29, 2023. Collateralized by $2,107,798 of US Treasury Notes due 7/15/2031. The maturity value is $2,066,740.

FRN Floating Rate Note - rates reflected are as of December 31, 2023

PFD Preferred Security

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of December 31, 2023, based on the inputs used to value them.

				Total as of
	Level 1	Level 2	Level 3	12/31/2023
Corporate Bonds, Loans & Notes	$-	$109,279,990	$-	$109,279,990
Common Stock	4,880,479	6,158,466	5,612,876	16,651,821
Preferred Stock	5,562,500	-	-	5,562,500
GDP Linked Bonds	-	1,313,567	-	1,313,567
Repurchase Agreement	-	2,066,372	-	2,066,372
	$10,442,979	$118,818,395	$5,612,876	$134,874,250

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended December 31, 2023, there were no transfers among levels 1, 2 and 3.

At December 31, 2023, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Totals
as of 12/31/23
Beginning Balance @ 9/30/23	$5,734,755

Purchases / PIK Interest	-

Sales	(216,244)

Realized Gain(Loss)	(1,079,121)

Net Change in Unrealized
Appreciation/(Depreciation)	1,173,486

Ending Balance @ 12/31/2023	$5,612,876

Change in Unrealized
Gain / (Loss) for Positions Still
Held at December 31, 2023

Common Stock	94,365
Totals	$94,365

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of December 31, 2023:

Significant
			Valuation	Unobservable
Investment Type	Fair Value	Technique	Inputs	Range	Increase in Input (1)
Common Stock
Metals & Mining	$5,279,016	Market	EBITDA	7.9x-10.6x	Increase
		Comparable (2)	Multiple

Metals & Mining	$333,860	Market
		Transaction (3)	N/A	N/A	N/A

		Market	Forward EBITDA	4.9x-6.7x	Increase
		Comparable (2)	Multiple
$5,612,876

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Earnings multiples are based on comparable public companies and transactions of comparable companies.

(3)	Certain of the Trust's Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.